Selling, general and administrative expenses (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Apr. 01, 2023
Analysis of income and expense [abstract]
Personnel expenses	¥ 2,684	¥ 2,287	¥ 2,020
Advertising and promotion expenses	1,874	661	1,294
Professional fees	6,163	710	1,262
Communication expenses	786	769	873
Subcontract expenses	857	473	787
Depreciation and amortization	727	679	483
Business management fee	397	458	363
Transaction related costs	423	335	297
Subcontract labor costs	142	130	280
Tax expenses	100	116	27
Others	305	139	353
Selling, general and administrative expenses	¥ 14,458	¥ 6,757	¥ 8,039